Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Federal and state net operating losses	$ 43,410	$ 50,312
Research/other credits	1,060	862
Non-deductible and accrued expenses	4,485	5,932
Deferred revenue	10,438	12,590
Stock options	9,507	3,400
Other	609	1,003
Gross deferred tax assets	69,509	74,099
Valuation allowance	(69,320)	(73,939)
Net deferred tax assets	189	160
Deferred tax liabilities:
Property and equipment	(13)	0
Net deferred tax liabilities	(13)	0
Total	$ 176	$ 160